ADVISORSHARES DORSEY WRIGHT ALPHA EQUAL WEIGHT ETF

Schedule of Investments

March 31, 2022 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 70.5%

Banks – 8.2%
Comerica, Inc.	9,535	$862,250
Fifth Third Bancorp	18,963	816,168
Signature Bank	2,694	790,662
Synovus Financial Corp.	17,178	841,722
Western Alliance Bancorp	9,606	795,569
Total Banks		4,106,371

Commercial Services – 1.8%
S&P Global, Inc.	2,194	899,935

Computers – 3.5%
Apple, Inc.	5,200	907,972
Fortinet, Inc.*	2,475	845,807
Total Computers		1,753,779

Diversified Financial Services – 8.8%
American Express Co.	4,677	874,599
Apollo Global Management, Inc.	13,529	838,663
LPL Financial Holdings, Inc.	5,043	921,255
Mastercard, Inc., Class A	2,431	868,791
Visa, Inc., Class A	4,071	902,825
Total Diversified Financial Services		4,406,133

Electronics – 1.7%
Amphenol Corp., Class A	11,488	865,621

Insurance – 5.7%
Aon PLC, Class A	2,935	955,724
Arthur J Gallagher & Co.	5,448	951,221
W.R. Berkley Corp.	14,514	966,487
Total Insurance		2,873,432

Oil & Gas – 18.0%
APA Corp.	23,055	952,863
ConocoPhillips	8,770	877,000
Continental Resources, Inc.	15,132	928,046
Devon Energy Corp.	14,533	859,336
Diamondback Energy, Inc.	6,273	859,903
EOG Resources, Inc.	7,361	877,652
Hess Corp.	8,422	901,491
Marathon Oil Corp.	37,360	938,110
Marathon Petroleum Corp.	11,288	965,124
Pioneer Natural Resources Co.	3,547	886,856
Total Oil & Gas		9,046,381

Pipelines – 5.6%
Cheniere Energy, Inc.	6,535	906,077
ONEOK, Inc.	13,425	948,208
Targa Resources Corp.	12,987	980,129
Total Pipelines		2,834,414

Semiconductors – 12.1%
Advanced Micro Devices, Inc.*	7,328	801,244
Broadcom, Inc.	1,492	939,483
Entegris, Inc.	6,769	888,499
KLA Corp.	2,506	917,346
Lattice Semiconductor Corp.*	14,060	856,957
Monolithic Power Systems, Inc.	1,927	935,905
Synaptics, Inc.*	3,807	759,496
Total Semiconductors		6,098,930

Software – 3.4%
Bill.Com Holdings, Inc.*	3,614	819,619
Cloudflare, Inc., Class A*	7,199	861,720
Total Software		1,681,339

Venture Capital – 1.7%
Ares Management Corp., Class A	10,699	869,080

Total Common Stocks
(Cost $33,814,383)		35,435,415

MONEY MARKET FUND – 29.5%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 0.17%(a)
(Cost $14,798,864)	14,798,864	14,798,864

Total Investments – 100.0%
(Cost $48,613,247)		50,234,279
Liabilities in Excess of Other Assets – (0.0)%**		(16,218)
Net Assets – 100.0%		$50,218,061

PLC - Public Limited Company

*	Non-income producing security.
**	Less than 0.05%.
(a)	Rate shown reflects the 7-day yield as of March 31, 2022.

ADVISORSHARES DORSEY WRIGHT ALPHA EQUAL WEIGHT ETF

Schedule of Investments (continued)

March 31, 2022 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of March 31, 2022, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$35,435,415	$–	$–	$35,435,415
Money Market Fund	14,798,864	–	–	14,798,864
Total	$50,234,279	$–	$–	$50,234,279

SUMMARY OF SCHEDULE OF INVESTMENTS

% of
Net Assets
Banks	8.2%
Commercial Services	1.8
Computers	3.5
Diversified Financial Services	8.8
Electronics	1.7
Insurance	5.7
Oil & Gas	18.0
Pipelines	5.6
Semiconductors	12.1
Software	3.4
Venture Capital	1.7
Money Market Fund	29.5
Total Investments	100.0
Liabilities in Excess of Other Assets	(0.0)**
Net Assets	100.0%

**	Less than 0.05%.